Taxes on Income (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Income tax description	Under the 2017 Amendment, and provided the conditions stipulated therein are met, income derived by Preferred Companies from "Preferred Technological Enterprises' ("PTE") (as defined in the 2017 Amendment), would be subject to reduced corporate tax rates of 7.5% in Development Zone "A" and 12% elsewhere, or 6% in case of a 'Special Preferred Technological Enterprise' ("SPTE") as defined in the 2017 Amendment) regardless of the company's geographical location within Israel. A Preferred Company distributing dividends from income derived from its PTE or SPTE, would subject the recipient to a 20% tax (or lower, if so provided under an applicable tax treaty). The 2017 Amendment further provides that, in certain circumstances, a dividend distributed to a corporate shareholder who is not an Israeli resident for tax purposes would be subject to a 4% tax (inter alia, if the amount of foreign investors in the distributing company exceeds 90%). Such taxes would generally be withheld at source by the distributing company. On June 14, 2017, the Encouragement of Capital Investments Regulations (Preferred Technology Income and Capital Profits for a Technological Enterprise), 2017 (the "Regulations") were published, which adopted Action 5 under the base erosion and profit shifting ("BEPS") regulations. The Regulations describe, inter alia, the mechanism used to determine the calculation of the benefits under the PTE and under the SPTE Regime and determine certain requirements relating to documentation of intellectual property for the purpose of the PTE. According to these provisions, a company that complies with the terms under the PTE regime may be entitled to certain tax benefits with respect to income generated during the company's regular course of business and derived from the preferred intangible asset (as determined in the Investments Law), excluding income derived from intangible assets used for marketing and income attributed to production activity. In the event that intangible assets used for marketing purposes generate over 10% of the PTE's income, the relevant portion, calculated using a transfer pricing study, would be subject to regular corporate income tax. If such income does not exceed 10%, the PTE will not be required to exclude the marketing income from the PTE's total income. The Regulations set a presumption of direct production expenses plus 10% with respect to income related to production, which can be countered by the results of a supporting transfer pricing study.
Carry forward losses	$ 198,100
Minimum [Member]
Corporate tax rate	12.00%
Maximum [Member]
Corporate tax rate	16.00%
2014 and Thereafter [Member]
Corporate tax rate	16.00%
Israeli Corporate Tax [Member]
Corporate tax rate	23.00%